Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Sales					$ 221
Revenue	$ 247	$ 120	$ 483	$ 120
Cost of revenue	87,490	36,720	265,880	55,950
Cost of sales					97,735
Gross margin	(87,243)	(36,600)	(265,397)	(55,830)	(97,514)
Operating expenses
Acquisition-related costs	0	0	819,105	0
Salary and compensation	155,126	0	155,126	0
Professional fees	106,762	58,423	244,742	71,017	114,435
General and administrative	139,664	155	181,878	24,930	32,584
Total operating expenses	401,552	58,578	1,400,851	95,947	147,019
Loss from Operations	(488,795)	(95,178)	(1,666,248)	(151,777)	(244,533)
Other (income) expenses
Change in fair value of derivative liability	6,551	(13,314)	(112,746)	(13,314)	(33,204)
Financing cost	0	0	50,000	0
Debt discount	1,250	160,847	42,246	160,847	174,595
Interest expense	16,031	0	18,217	0
Settlement of claims	96,159	0	96,159	0
Other (income) expenses, net	119,991	147,533	93,876	147,533	141,391
Loss before income tax provision	(608,786)	(242,711)	(1,760,124)	(299,310)	(385,924)
Income tax provision	0	0	0	0	0
Net loss	$ (608,786)	$ (242,711)	$ (1,760,124)	$ (299,310)	$ (385,924)
Earnings per share
- Basic and Diluted (in dollars per share)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average common shares outstanding
- Basic and Diluted (in shares)	636,076,883	445,408,977	534,654,168	445,408,977